Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 1,254,598	$ 1,707,801	$ 1,114,131
Inventories	1,437,330	1,536,283	1,461,088
Work in Progress	36,200,632	39,974,415	57,024,568
Accounts Receivables	72,693,254	60,408,873	21,756,048
Advances to Sub – Contractors	7,252,919	6,612,608	6,420,616
Deposits	1,503,279	1,503,279	1,013,539
Other current assets	7,284,049	4,943,623	7,684,510
Total current assets	127,626,061	116,686,882	96,474,500
Non-Current assets
Property Plant & Equipment	1,490,086	1,290,081	1,831,742
Capital WIP	1,867,509	1,667,509	1,391,740
Furniture, Fixtures & Office Equipment	77,202	118,193	232,407
Lease Hold Improvements & Building	16,885,252	17,146,631	17,888,785
Right of Use assets	11,906,654	11,906,654	12,394,451
Goodwill	56,387,027	56,387,027	56,387,027
Total non-current assets	88,613,730	88,516,095	90,126,152
Total Assets	216,239,791	205,202,977	186,600,652
Current liabilities
Accounts payable and accrued liabilities	50,192,442	43,299,321	32,468,238
Other Current Liabilities	81,048,020	81,436,536	83,261,200
Short term bank borrowings	19,055,041	18,911,641	18,764,930
Total current liabilities	150,295,503	143,647,498	134,494,368
Long Term liabilities
Convertible Notes	2,343,804	2,070,000
Bank borrowings	10,768,392	10,761,062	15,464,027
Lease liabilities	12,192,300	13,581,728	14,396,326
Other long-term liabilities	2,229,218	2,229,218
Total Long-Term Liabilities	27,533,714	28,642,008	31,737,423
Total Liabilities	177,829,217	172,289,506	166,231,791
Stockholders’ Equity
Preferred stock value
Common stock value	126,890	114,579	100,886
Additional paid-in capital	17,232,706	13,607,017	12,094,375
Stock Payable
Retained Earnings/accumulated Deficit	(5,761,470)	(5,801,674)	(14,630,324)
Minority Interest	26,812,448	24,993,549	22,803,924
Total stockholders’ Equity	38,410,574	32,913,471	20,368,861
Total liabilities and stockholders’ Equity	$ 216,239,791	205,202,977	186,600,652
Previously Reported
Long Term liabilities
Warrants		291,000
Other long-term liabilities		$ 1,938,218	$ 1,877,070